Operating Segments - Schedule of Net Revenue and Total Assets (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of Net Revenue and Total Assets [Line Items]
Net revenue		$ 21,608,625	$ 19,526,520
Total assets		45,180,299		$ 45,156,486
United States of America [Member]
Schedule of Net Revenue and Total Assets [Line Items]
Net revenue	[1]	10,918,381	10,279,449
Total assets	[1]	13,866,782		13,940,917
Mexico and Canada [Member]
Schedule of Net Revenue and Total Assets [Line Items]
Net revenue		1,602,725	1,415,905
Total assets		3,212,446		5,468,199
Brazil [Member]
Schedule of Net Revenue and Total Assets [Line Items]
Net revenue	[2]	5,983,679	5,119,173
Total assets	[2]	15,915,986		15,934,286
Australia [Member]
Schedule of Net Revenue and Total Assets [Line Items]
Net revenue		1,858,803	1,436,247
Total assets		4,000,411		4,350,848
Europe [Member]
Schedule of Net Revenue and Total Assets [Line Items]
Net revenue		1,652,442	1,461,712
Total assets		8,594,795		5,645,073
Minor regions [Member]
Schedule of Net Revenue and Total Assets [Line Items]
Net revenue		186,744	90,258
Total assets		438,934		435,728
Reportable Segments [Member]
Schedule of Net Revenue and Total Assets [Line Items]
Net revenue		22,202,774	19,802,744
Total assets		46,029,354		45,775,051
Intercompany elimination [Member]
Schedule of Net Revenue and Total Assets [Line Items]
Net revenue	[3]	(594,149)	$ (276,224)
Total assets	[3]	$ (849,055)		$ (618,565)

[1]	Amounts previously disclosed under the ‘North and Central America’ geographic area are now presented disaggregated into two distinct geographic areas: ‘United States of America’ and ‘Mexico and Canada’. This disaggregation was performed retrospectively for information comparability purposes.
[2]	Amounts previously disclosed under the 'South America' geographic area are now presented on a disaggregated basis, with 'Brazil' identified as a standalone due to its operational significance. Remaining countries in the region are now grouped under 'Minor regions'. Accordingly, comparative information for prior periods has been restated to conform to the current period's presentation, ensuring consistency and comparability.
[3]	Includes intercompany and intersegment transactions.